COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses for operating Lease	$ 14,302	$ 12,915	$ 12,540
Unrecognized Tax benefits	$ 50,983	$ 24,756	$ 15,336	$ 7,439